Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Expected Credit Loss Models Relies on Macroeconomic Variables
In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2023, and 2022:

	2023	2022
GDP growth		X
Private formal employment	X
Gross capital formation		X
Consumer		X
Real domestic demand	X	X
Real formal salary	X
Real informal salary	X
Real disposable income per capita	X

Summary of Estimated Useful Lives	Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5

Summary of The Impact of the Adoption of IFRS 17
This table presents the impact of the adoption of IFRS 17 in the consolidated statements of financial position as of January 1, 2022 and December 31, 2022. In addition, it presents the reconciliation between the book values according to IFRS 4 and the balances reported according to IFRS 17:

	As of December 31, 2022				As of January 1, 2022
	IFRS 4	Adjustments for first adoption of IFRS 17	Ref	IFRS 17	IFRS 4	Adjustments for first adoption of IFRS 17	Ref	IFRS 17
	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)		S/(000)
Asset
Cash and due from banks	13,193,411	—		13,193,411	17,104,465	—		17,104,465
Financial investments	22,787,598	—		22,787,598	24,547,294	—		24,547,294
Loans, net	45,502,998	—		45,502,998	43,005,583	—		43,005,583
Intangibles and goodwill, net	1,633,202	—		1,633,202	1,044,749	—		1,044,749
Other accounts receivable and other assets, net	1,778,559	(34,596)	A	1,743,963	1,887,454	(52,971)	A	1,834,483
Reinsurance contract assets	—	34,053	A	34,053	—	53,849	A	53,849
Other assets	2,586,864	—		2,586,864	2,364,364	—		2,364,364

Total asset	87,482,632	(543)		87,482,089	89,953,909	878		89,954,787

Liability
Deposits and obligations	48,530,708	—		48,530,708	48,897,944	—		48,897,944
Due to banks and correspondents	7,100,646	—		7,100,646	8,522,849	—		8,522,849
Bonds, notes and other obligations	7,906,303	—		7,906,303	8,389,672	—		8,389,672
Insurance and reinsurance contract liabilities	10,602,372	628,949	B	11,231,321	11,958,058	830,771	B	12,788,829
Other accounts payable, provisions and other liabilities	3,138,932	(9,768)	B	3,129,164	2,477,601	(9,359)	B	2,468,242
Other liabilities	157,720	—		157,720	152,423	—		152,423

Total liability	77,436,681	619,181		78,055,862	80,398,547	821,412		81,219,959

Equity
Equity attributable to IFS’s shareholders:
Capital stock, net of treasury stock	1,034,654	—		1,034,654	1,034,654	—		1,034,654
Capital surplus and reserves	6,532,771	—		6,532,771	5,732,771	—		5,732,771
Unrealized results, net	(613,280)	58,859	C	(554,421)	(168,300)	(134,177)	C	(302,477)
Retained earnings	3,037,030	(677,566)	D	2,359,464	2,904,912	(685,010)	D	2,219,902

	9,991,175	(618,707)		9,372,468	9,504,037	(819,187)		8,684,850
Non-controlling interest	54,776	(1,017)		53,759	51,325	(1,347)		49,978

Total equity	10,045,951	(619,724)		9,426,227	9,555,362	(820,534)		8,734,828

Total liabilities and equity	87,482,632	(543)		87,482,089	89,953,909	878		89,954,787

A.	Corresponds to the recording of the insurance contract asset under IFRS 17.
B.	Corresponds to the net reversal amount of insurance contract liabilities under IFRS 4 and the recording of the insurance contract liability under IFRS 17.
C.
As of January 1, 2022, corresponds to the reversal of other comprehensive income resulting from the difference of the discount rate used to discount the flows of insurance contract liabilities. This practice was used for annuities, retirement and SCTR under IFRS 4. This transition approach is in accordance with the guidelines of IFRS 17. As of December 31, 2022, corresponds to the constitution of the “look-in rate” effect versus the market rate.

D.	Corresponds to the impact on retained earnings due to the first adoption of IFRS 17.

This table presents the impact of adopting IFRS 17 to the consolidated statement of income for the year ended December 31, 2022:

	IFRS 4	Adjustments for first adoption of IFRS 17	Ref	IFRS 17
	S/(000)	S/(000)		S/(000)
Interest and similar income	5,871,302			5,871,302
Interest and similar expenses	(1,662,098)	409		(1,661,689)

Net interest and similar income	4,209,204	409		4,209,613
Impairment loss on loans, net of recoveries and financial investments	(843,303)	—		(843,303)

Net interest and similar income after impairment loss	3,365,901	409		3,366,310
Total other income	1,679,832	(21)		1,679,811
Insurance premiums and claims
Net premiums earned	668,197	(668,197)	A	—
Net claims and benefits incurred for life insurance contracts and others	(859,991)	859,991	A	—

Total insurance premiums and claims	(191,794)	191,794		—

Result from insurance activities	—	(252,854)	A	(252,854)
Total other expenses	(2,683,909)	56,771		(2,627,138)

Income before translation result and Income Tax	2,170,030	(3,901)		2,166,129
Exchange difference	(36,836)	11,358		(25,478)
Income Tax	(462,537)	—		(462,537)

Net profit for the year	1,670,657	7,457		1,678,114

Attributable to:
IFS’s shareholders	1,660,581	7,445		1,668,026
Non-controlling interest	10,076	12		10,088

	1,670,657	7,457		1,678,114

Earnings per share attributable to IFS’s shareholders, basic and diluted (stated in Soles)	14.388			14.452

Weighted average number of outstanding shares (in thousands)	115,418	—		115,418

A.	Corresponds to the net reversal amount of insurance premiums and claims for insurance contracts under IFRS 4 and the recording of the result from insurance activities under IFRS 17.